Convertible Redeemable Preferred Shares	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Convertible Redeemable Preferred Shares [Text Block]
9.	Convertible Redeemable Preferred Shares

In March 2017, the Company entered into a preferred share purchase agreement (the “A1 Agreement”) with an entity managed by the Lind Partners (“Lind”) and issued 500 Series A1 Preferred Shares (the “A1 Preferred Shares”) at a price of $5,000 per share for gross proceeds of $2,500,000. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expired on July 11, 2017 (the “Hold Period”).

The A1 Preferred Shares do not carry a dividend and have a redemption value that starts at $5,000 per share and increases by $250 per share each quarter over a 24 months period ending on March 10, 2019, to a cap of $6,750 per share. The A1 Preferred Shares can be converted by Lind into common shares of the Company at a price per common share equal to 85% of the five-day volume weighted average price (“VWAP”) of the common shares on the TSX immediately prior to the date that notice of conversion is given (the “Conversion Option”).

In conjunction with this private placement, Lind received a commitment fee of $125,000 and 6,900,000 common share purchase warrants (the “A1 Warrants”). Each A1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.23 per common share until March 10, 2022.

Lind has the basic right to convert 25 A1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the A1 Agreement, however Lind is permitted to convert up to 100 A1 Preferred Shares on a monthly basis in the event such amount does not exceed 20% of the Company's 20 -day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

Lind is also entitled to accelerate its conversion right to the full amount of the redemption value applicable at such time, or demand repayment of the applicable redemption value per share in cash (the “Put Option”), upon the occurrence of certain events as set out in the A1 Agreement (most of which are beyond the Company’s control) (the “Redemption Events”). The triggering Redemption Events include certain key financial and non-financial conditions, which include change of control, insolvency and liquidity conditions etc. as defined in the Agreement. These Redemption Events also limit the Company from obtaining other debt or preferred share financings that are not junior to the A1 Preferred Shares other than certain project-related financings, as well as other at-the-market, equity lines or credit type of common share offerings, or convertible security financings where the price of the common share is not fixed at predetermined price. In addition, if the Redemption Event is a change of control event, the redemption amount will be equal to 110% of the applicable redemption amount at that time.

The Company has the right to redeem all of the outstanding A1 Preferred Shares at any time after the Hold Period at a 5% premium to the redemption value (the “Call Option”). The Company also has floor price protection such that if any conversion results in an effective conversion price of less than $0.10 per common share, then the Company has the right to deny the conversion and instead redeem the A1 Preferred Shares that were subject to that conversion for the redemption amount in cash plus a 5% premium.

At any time while any A1 Preferred Shares are outstanding, Lind has the option of subscribing for up to an additional 165 Series A2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial financing, subject to certain triggering events and subject to the prior approval of the TSX (“Series A2 Option”). Lind will also receive a certain number of Series A2 warrants (“A2 Warrants”) when it exercised the Series A2 Option. The number of A2 Warrants to be issued and the exercise price of A2 Warrants will be calculated by using similar formulas used in determining the number and the exercise price of the A1 Warrants.

The A1 Preferred Share is a hybrid instrument that contains multiple embedded derivatives: the Conversion Option, Put Option and Call Option.

The economic characteristics and risks of the Conversion Option are different from that of the host contract (the A1 Preferred Share) in that it allows Lind to convert the A1 Preferred Shares (a debt instrument) into the Company’s common shares (an equity instrument) at a price per common share equal to 85% of the five day VWAP of the common share, thus the Conversion Option can be measured separately from the A1 Preferred Share. In addition, the number of common shares to be issued upon conversion is variable and does not meet the “a fixed amount of cash for a fixed number of equity instruments” requirement to be classified as an equity instrument under IAS 32 Financial Instruments: Presentation (“IAS 32 ”). As such, the Company had designated the entire hybrid contract (the A1 Preferred Share and all of the embedded derivatives) as a financial liability at FVTPL in accordance with IAS 39 and re-measured at each financial statement reporting date, with the resulting change in value being recorded as increase or decrease in fair value of convertible redeemable preferred shares in the consolidated statement of comprehensive loss.

As the Company has the Call Option to redeem all of the outstanding A1 Preferred Shares at a 5% premium to the redemption value, the total fair value of the A1 Preferred Shares at issuance is therefore $2,625,000.

The exercise price of the A1 Warrant is subject to adjustment from time to time in the event of certain common share rights offering, such that the exercise of the A1 Warrants do not result in a fixed number of common shares being issued for a fixed amount of cash. As a result, The A1 Warrant had been classified as a financial liability at FVTPL and re-measured at each financial statement reporting date using the Black-Scholes pricing model, with the resulting change in value being recorded as increase or decrease in fair value of derivative liabilities in the consolidated statement of comprehensive loss.

The fair value of the A1 Warrants was estimated at $236,488 (or $0.0343 for each warrant) at issuance, and this amount was allocated to the warrant component of this private placement. The fair value of the A1 Warrant was estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 1.10%; expected life of 4.0 years; and expected volatility of 35%.

In December 2017, the Company entered into a preferred share purchase agreement (the “B1 Agreement”) with Lind and issued 300 Series B1 Preferred Shares (the “B1 Preferred Shares”) at a price of $5,000 per share for gross proceeds of $1,500,000 in January 2018. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expires on May 16, 2018 (the “B1 Hold Period”).

In conjunction with this private placement, Lind received a commitment fee of $75,000 and 6,250,000 common share purchase warrants (the “B1 Warrants”). Each B1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.15 per common share until January 15, 2023. Other than the exercise price and expiry date, the B1 Warrants bear the similar terms and conditions as the A1 Warrants.

The B1 Agreement is subject to essentially the same terms and conditions as the A1 Agreement and the B1 Preferred Shares bear the same essential features of the A1 Preferred Shares including the rate and amount of the increase in the redemption value, the conversion option, put option and call option etc.

After the B1 Hold Period, Lind has the basic right to convert 15 B1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the B1 Agreement, however Lind is permitted to convert up to 60 B1 Preferred Shares on a monthly basis in the event such amount does not exceed 20% of the Company's 20 -day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

At any time while any B1 Preferred Shares are outstanding, Lind has the option of subscribing for up to an additional 100 Series B2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial B1 financing, subject to certain triggering events and subject to the prior approval of the TSX (“Series B2 Option”). Lind will also receive a certain number of Series B2 warrants (“B2 Warrants”) when it exercises the Series B2 Option. The number of B2 Warrants to be issued and the exercise price of the B2 Warrants will be calculated by using similar formulas used in determining the number and the exercise price of the B1 Warrants.

As the B1 Preferred Shares bear the same essential features as the A1 Preferred Shares, the Company had designated the entire hybrid contract (the B1 Preferred Share and all of the embedded derivatives) as a financial liability at FVTPL in accordance with IAS 39 and re-measured at each financial statement reporting date.

As the Company has the Call Option to redeem all of the outstanding B1 Preferred Shares at any time after the B1 Hold Period at a 5% premium to the redemption value, the total fair value of the B1 Preferred Shares at issuance is therefore $1,575,000.

Similar to the A1 Warrants, the exercise price of the B1 Warrants is subject to adjustment from time to time in the event of certain common share rights offering, as such, the B1 Warrants had been classified as a financial liability at FVTPL and re-measured at each financial statement reporting date using the Black-Scholes pricing model.

The fair value of the B1 Warrants was estimated at $283,525 (or $0.0454 for each warrant) at issuance, and this amount was allocated to the warrant component of this private placement. The fair value of the B1 Warrant was estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 1.94%; expected life of 4.0 years; and expected volatility of 35%.

In connection with this private placement, the Company also incurred other issuance costs of $34,040. Cash issuance costs incurred relating to this private placement totaled $109,040 and had been recorded in the Statement of Comprehensive Loss as financing transaction costs.

The fair values of the B1 Preferred Shares and the B1 warrants at issuance totaled $1,858,525 and the excess of this amount over the gross proceeds ($1,500,000) of $358,525 had been recorded as a financing transaction cost in the Statement of Comprehensive Loss as a financing transaction cost.

In June 2018, the Company entered into a preferred share purchase agreement (the “C1 Agreement”) and issued 150 Series C1 Preferred Shares (the “C1 Preferred Shares”) at a price of $5,000 per share for gross proceeds of $750,000. Pursuant to Canadian securities laws, the securities issuable under this private placement were subject to a hold period, which expires on October 30, 2018 (the “C1 Hold Period”).

In conjunction with this private placement, Lind received a commitment fee of $37,500 and 3,750,000 common share purchase warrants (the “C1 Warrants”). Each C1 Warrant entitles the holder to purchase one common share of the Company at a price of $0.125 per common share until June 29, 2023. Other than the exercise price and expiry date, the C1 Warrants bear the similar terms and conditions as the A1 Warrants.

The C1 Agreement is subject to essentially the same terms and conditions as the A1 Agreement and the C1 Preferred Shares bear the same essential features of the A1 Preferred Shares including the rate and amount of the increase in the redemption value, the conversion option, put option and call option etc.

After the C1 Hold Period, Lind has the basic right to convert 10 C1 Preferred Shares into common shares of the Company on a monthly basis, subject to certain conversion limits set out in the C1 Agreement, however Lind is permitted to convert up to 30 C1 Preferred Shares on a monthly basis in the event such amount does not exceed 20% of the Company's 20 -day traded volume of common shares on the TSX immediately prior to the date of delivery of a conversion notice.

At any time while any C1 Preferred Shares are outstanding, Lind has the option of subscribing for up to an additional 50 Series C2 Preferred Shares at a price of $5,000 per share and under the same terms and conditions as the initial C1 financing, subject to certain triggering events and subject to the prior approval of the TSX (“Series C2 Option”). Lind will also receive a certain number of Series C2 warrants (“C2 Warrants”) when it exercises the Series C2 Option. The number of C2 Warrants to be issued and the exercise price of the C2 Warrants will be calculated by using similar formulas used in determining the number and the exercise price of the C1 Warrants.

As the C1 Preferred Shares bear the same essential features as the A1 Preferred Shares, the Company had designated the entire hybrid contract (the C1 Preferred Share and all of the embedded derivatives) as a financial liability at FVTPL in accordance with IAS 39 and re-measured at each financial statement reporting date.

As the Company has the Call Option to redeem all of the outstanding C1 Preferred Shares at any time after the C1 Hold Period at a 5% premium to the redemption value, the total fair value of the C1 Preferred Shares at issuance is therefore $787,500.

Similar to the A1 Warrants, the exercise price of the C1 Warrants is subject to adjustment from time to time in the event of certain common share rights offering, as such, the C1 Warrants had been classified as a financial liability at FVTPL and re-measured at each financial statement reporting date using the Black-Scholes pricing model.

The fair value of the C1 Warrants was estimated at $73,679 (or $0.0196 for each warrant) at issuance, and this amount was allocated to the warrant component of this private placement. The fair value of the C1 Warrant was estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 2.00%; expected life of 4.0 years; and expected volatility of 35%.

In connection with this private placement, the Company also incurred other issuance costs of $18,668. Cash issuance costs incurred relating to this private placement totaled $56,168 and had been recorded in the Statement of Comprehensive Loss as financing transaction costs.

The fair values of the C1 Preferred Shares and the C1 warrants at issuance totaled $861,179 and the excess of this amount over the gross proceeds ($750,000) of $111,179 had been recorded as a financing transaction cost in the Statement of Comprehensive Loss as a financing transaction cost.

A summary of the changes in the convertible redeemable preferred shares amount is set out below:

	Number	Amount
A1 Preferred Shares
Balance – September 1, 2016	-	$-
Preferred shares issued	500	2,625,000
Increase in fair value	-	131,250
Converted to common shares	(20)	(110,250)

Balance – August 31, 2017	480	2,646,000
Increase in fair value	-	385,875
Converted to common shares	(300)	(1,850,625)
Balance – August 31, 2018	180	$1,181,250

B1 Preferred Shares
Balance – September 1, 2016 and August 31, 2017	-	$-
Preferred shares issued	300	1,575,000
Increase in fair value	-	149,625
Converted to common shares	(60)	(338,625)
Balance – August 31, 2018	240	$1,386,000

C1 Preferred Shares
Balance – September 1, 2016 and August 31, 2017	-	$-
Preferred shares issued	150	787,500
Balance – August 31, 2018	150	$787,500

	570	$3,354,750

As at August 31, 2018, Lind has the right to convert all of the outstanding A1 and B1 Preferred shares and also has the right to convert all of the outstanding C1 Preferred Shares after the C1 Hold Period. The number of common shares to be issued would be 59,235,294 if all of the outstanding A1, B1 and C1 Preferred Shares had been converted into common shares based on the closing price of the Company’s common shares on the TSX of $0.075 on August 31, 2018.